Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments - Additional Information (Detail) - USD ($)											1 Months Ended									12 Months Ended
	Dec. 31, 2015	Dec. 22, 2015	Jul. 23, 2015	Jun. 19, 2015	Apr. 01, 2015	Feb. 04, 2015	Sep. 15, 2014	Aug. 05, 2014	Apr. 30, 2014	Apr. 30, 2012	Jun. 30, 2015	Feb. 28, 2015	Oct. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Aug. 31, 2013	May. 31, 2012	Apr. 30, 2012	Jun. 30, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2005	Oct. 01, 2012	Sep. 24, 2012
Debt Instrument [Line Items]
Aggregate maximum commitment amount																	$ 1,200,000,000
Write off of unamortized debt issuance cost											$ 160,000
Assets	$ 4,386,254,000																			$ 4,386,254,000	$ 4,358,977,000	$ 3,908,983,000
Fair value liability of interest rate cap, collar and swap	3,412,000																			3,412,000	2,219,000
Fair value asset of interest rate cap, collar and swap	814,000																			814,000	1,568,000
Minimum
Debt Instrument [Line Items]
LIBOR plus interest rate				0.75%
Commitment fee on unused portion				0.175%
Maximum
Debt Instrument [Line Items]
LIBOR plus interest rate				1.75%
Commitment fee on unused portion				0.275%
Revolving Credit Facility
Debt Instrument [Line Items]
LIBOR plus interest rate																	1.95%
If total borrowings less than 50% of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion																	0.50%
If total borrowings equals 50% or more of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion																	0.375%
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Conversion date							Sep. 15, 2017
Write off of unamortized debt issuance cost														$ 390,000							390,000	245,000
Penalty interest rate							2.00%
TMCL II Secured Debt Facility | TMCL
Debt Instrument [Line Items]
Assets	280,569,000																			280,569,000
TMCL II Secured Debt Facility | Revolving Credit Facility
Debt Instrument [Line Items]
LIBOR plus interest rate							1.70%
TMCL II Secured Debt Facility | If total borrowings less than 50% of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion							0.45%
TMCL II Secured Debt Facility | If total borrowings equals 50% or more of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion							0.365%
TL Revolving Credit Facility
Debt Instrument [Line Items]
Write off of unamortized debt issuance cost																				$ 160,000
TL Revolving Credit Facility | TL
Debt Instrument [Line Items]
Aggregate maximum commitment amount																									$ 700,000,000
Interest payment terms																				The TL Revolving Credit Facility provided for payments of interest only during its term beginning on its inception date through September 24, 2017 when all borrowings were due in full.
TL Revolving Credit Facility | TL | Minimum
Debt Instrument [Line Items]
LIBOR plus interest rate																				1.00%
Commitment fee on unused portion																				0.30%
TL Revolving Credit Facility | TL | Maximum
Debt Instrument [Line Items]
LIBOR plus interest rate																				2.00%
Commitment fee on unused portion																				0.40%
TL Revolving Credit Facility | Amendment
Debt Instrument [Line Items]
Line of credit facility, expiration date				Jun. 19, 2020
TL Revolving Credit Facility | Letter of Credit | TL
Debt Instrument [Line Items]
Aggregate maximum commitment amount on letters of credit facility																									$ 50,000,000
2011-1 Bonds
Debt Instrument [Line Items]
Bonds issued																			$ 400,000,000
Target final payment date																			Jun. 15, 2021
Legal final payment date																			Jun. 15, 2026
Fixed interest rate for the outstanding principal																			4.70%
2011-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term																			10 years
2011-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term																			15 years
2012-1 Bonds
Debt Instrument [Line Items]
Bonds issued										$ 400,000,000								$ 400,000,000
Target final payment date																		Apr. 15, 2022
Legal final payment date																		Apr. 15, 2027
Fixed interest rate for the outstanding principal										4.21%								4.21%
2012-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term																		10 years
2012-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term																		15 years
TMCL Secured Debt Facility
Debt Instrument [Line Items]
Write off of unamortized debt issuance cost																					$ 6,424,000
TMCL Secured Debt Facility | TMCL
Debt Instrument [Line Items]
Assets	1,179,678,000																			$ 1,179,678,000
TW Revolving Credit Facility | TW
Debt Instrument [Line Items]
Aggregate maximum commitment amount																								$ 250,000,000
Commitment fee on unused portion																				0.50%
Assets	194,772,000																			$ 194,772,000
TW Revolving Credit Facility | Amended | TMCL
Debt Instrument [Line Items]
Aggregate maximum commitment amount					$ 300,000,000
Advance rate for finance lease containers					90.00%
TW Revolving Credit Facility | LIBOR | TW
Debt Instrument [Line Items]
LIBOR plus interest rate								2.375%
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount	$ 150,000,000									$ 170,000,000								$ 170,000,000		150,000,000
LIBOR plus interest rate	1.75%
Write off of unamortized debt issuance cost																						$ 650,000
Line of credit facility, expiration date	Dec. 23, 2018
TAP Funding Revolving Credit Facility | TW | Tap Funding Limited
Debt Instrument [Line Items]
Assets	$ 203,552,000																			$ 203,552,000
TAP Funding Revolving Credit Facility | if aggregate loan principal balance is less than 70% of the commitment amount
Debt Instrument [Line Items]
Commitment fee on unused portion																				0.55%
TAP Funding Revolving Credit Facility | if aggregate loan principal balance is equal to or greater than 70% of the commitment amount
Debt Instrument [Line Items]
Commitment fee on unused portion																				0.365%
2005-1 Bonds | TMCL
Debt Instrument [Line Items]
Bonds issued																							$ 580,000,000
Cost of insurance coverage for ultimate payment																							0.275%
Target final payment date																							May 15, 2015
Legal final payment date																							May 15, 2020
2005-1 Bonds | TMCL | Minimum
Debt Instrument [Line Items]
Scheduled payment term																							10 years
2005-1 Bonds | TMCL | Maximum
Debt Instrument [Line Items]
Scheduled payment term																							15 years
2005-1 Bonds | LIBOR | TMCL
Debt Instrument [Line Items]
LIBOR plus interest rate																							0.25%
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount																$ 300,000,000
LIBOR plus interest rate																2.25%
Conversion date						Feb. 02, 2018
Write off of unamortized debt issuance cost												$ 298,000								$ 298,000
Conversion date																Aug. 05, 2015
TMCL IV Secured Debt Facility | Required Sales proceeds ratio, before amendment
Debt Instrument [Line Items]
Required Sales proceeds ratio, after amendment		100.00%
TMCL IV Secured Debt Facility | Required Sales proceeds ratio, after amendment
Debt Instrument [Line Items]
Required Sales proceeds ratio, after amendment		90.00%
TMCL IV Secured Debt Facility | Revolving Credit Facility
Debt Instrument [Line Items]
LIBOR plus interest rate						1.95%
TMCL IV Secured Debt Facility | If total borrowings less than 50% of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion						0.485%
TMCL IV Secured Debt Facility | If total borrowings equals 50% or more of the total commitment
Debt Instrument [Line Items]
Commitment fee on unused portion						0.40%
TMCL IV Secured Debt Facility | if total borrowings are less than 50% of the total commitment and bank commitment is more than $150000
Debt Instrument [Line Items]
Commitment fee on unused portion																0.70%
TMCL IV Secured Debt Facility | other scenario
Debt Instrument [Line Items]
Commitment fee on unused portion																0.50%
TL Revolving Credit Facility II
Debt Instrument [Line Items]
LIBOR plus interest rate										2.00%
Line of credit facility, expiration date										Apr. 26, 2016
TL Revolving Credit Facility II | TMCL
Debt Instrument [Line Items]
Aggregate maximum commitment amount			$ 190,000,000
Interest payment terms			The TL Revolving Credit Facility II provides for payments of interest only during its term beginning on its inception date through July 23, 2020, when all borrowings are due in full.
Debt instrument term			5 years
TL Revolving Credit Facility II | TMCL | Minimum
Debt Instrument [Line Items]
LIBOR plus interest rate			0.80%
Commitment fee on unused portion			0.20%
TL Revolving Credit Facility II | TMCL | Maximum
Debt Instrument [Line Items]
LIBOR plus interest rate			1.65%
Commitment fee on unused portion			0.30%
TL Revolving Credit Facility II | if aggregate loan principal balance is less than 70% of the commitment amount
Debt Instrument [Line Items]
Commitment fee on unused portion																				0.65%
TL Revolving Credit Facility II | if aggregate loan principal balance is equal to or greater than 70% of the commitment amount
Debt Instrument [Line Items]
Commitment fee on unused portion																				0.50%
TL Term Loan | TW
Debt Instrument [Line Items]
Debt instrument term									5 years
Bonds issued									$ 500,000,000
Number of quarterly installments									Under the terms of the TL Term Loan, scheduled principal repayments are payable in twenty quarterly installments, consisting of nineteen quarterly installments, commencing on September 30, 2014, each in an amount equal of 1.58% of the initial principal balance and one final installment payable on the Maturity Date (April 30, 2019).
Interest payment terms									Interest payments are payable in arrears on the last day of each interest period, not to exceed three months.
TL Term Loan | Nineteen quarterly installments commencing on September 30, 2014 | TW
Debt Instrument [Line Items]
Percent of principal balance payment									1.58%
TL Term Loan | LIBOR | TW | Minimum
Debt Instrument [Line Items]
LIBOR plus interest rate									1.00%
TL Term Loan | LIBOR | TW | Maximum
Debt Instrument [Line Items]
LIBOR plus interest rate									2.00%
2013-1 Bonds
Debt Instrument [Line Items]
Bonds issued															$ 300,900,000
Target final payment date															Sep. 20, 2023
Legal final payment date															Sep. 20, 2038
Fixed interest rate for the outstanding principal	3.90%														3.90%					3.90%	3.90%
Bonds issued, percentage of par value															99.50%
Bonds issued, discount															$ 1,542,000
Principal amortization per year															$ 30,090,000
2013-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term															10 years
2013-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term															25 years
2014-1 Bonds
Debt Instrument [Line Items]
Bonds issued													$ 301,400,000
Target final payment date													Oct. 20, 2024
Legal final payment date													Oct. 20, 2039
Fixed interest rate for the outstanding principal	3.27%												3.27%							3.27%	3.27%
Bonds issued, percentage of par value													99.90%
Bonds issued, discount													$ 102,000
Principal amortization per year													$ 30,140,000
2014-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term													10 years
2014-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term													25 years
TMCL III Secured Debt Facility
Debt Instrument [Line Items]
Assets	$ 686,014,000																			$ 686,014,000